Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 535,514	$ 76,577	¥ 929,027	¥ (234,606)
Net cash generated from/(used in) investing activities	429,602	61,432	475,500	519,329
Net cash (used in)/generated from financing activities	(743,342)	(106,296)	(1,723,923)	(934,424)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(4,854)	(693)	(94)	456
Net (decrease)/increase in cash and cash equivalents and restricted cash	216,920	31,020	(319,490)	(649,245)
Cash and cash equivalents and restricted cash at the beginning of the year	890,215	127,299	1,209,705	1,858,950
Cash and cash equivalents and restricted cash at the end of the year	1,107,135	158,319	890,215	1,209,705
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(6,093)	(871)	(13,497)	(6,017)
Net cash generated from/(used in) investing activities	15,859	2,266	38,673	(28,219)
Net cash (used in)/generated from financing activities	(8,607)	(1,230)	(29,964)	3,341
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(14)	(2)	(42)	(629)
Net (decrease)/increase in cash and cash equivalents and restricted cash	1,145	163	(4,830)	(31,524)
Cash and cash equivalents and restricted cash at the beginning of the year	172	25	5,002	36,526
Cash and cash equivalents and restricted cash at the end of the year	¥ 1,317	$ 188	¥ 172	¥ 5,002